Principal Accounting Policies (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2013 CNY model	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 PRC subsidiaries and VIEs CNY	Dec. 31, 2012 PRC subsidiaries and VIEs CNY	Dec. 31, 2013 Denominated in USD USD ($)	Dec. 31, 2013 Denominated in USD CNY	Dec. 31, 2012 Denominated in USD USD ($)	Dec. 31, 2013 Denominated in EUR CNY	Dec. 31, 2013 Denominated in EUR EUR (€)	Dec. 31, 2012 Denominated in EUR EUR (€)	Dec. 31, 2013 Less than	Dec. 31, 2013 Equal to or more than
Revenue recognition
Number of revenue models used for online game services	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days
Revenues derived from barter transactions	0	0	0
Expenses derived from barter transactions	0	0	0
Cash, cash equivalents and time deposits
Term of original maturity of demand deposits and highly liquid investments															3 months
Cash at bank and demand deposits	1,458,298,000	1,590,769,000	2,214,618,000	240,894,000	262,776,000	1,285,137,000			12,700,000	77,500,000	30,100,000	36,000,000	4,300,000	23,600,000
Term of time deposits																3 months
Time deposits									382,300,000	2,300,000,000	29,900,000	21,900,000	2,600,000	18,400,000
Cash and cash equivalent and time deposits							14,600,000,000	13,400,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs							78.30%	88.10%